Segments - Schedule Of Relationship between Customer Assets and Loans and Advances (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Customer balances (gross)	£ 201,717	£ 206,690
Loan loss allowance	(862)	(916)
Customer balances (net)	200,855	205,774
Accrued interest	442	747
Other items	526	213
Net loans and advances to customers	206,679	211,222
Liabilities
Customer balances (gross)	187,951	193,563
Customer balances (net)	187,951	193,563
Accrued interest	1,033	834
Other items	(640)	(206)
Deposits by customers	189,847	195,149
Intercompany
Assets
Intercompany balances	4,856	4,488
Liabilities
Intercompany balances	£ 1,503	£ 958